Share-based payments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share-based payments
27. Share-based payments

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Expense arising from share-based payment transactions:
Included in selling, general and administrative expenses	20.7	15.6	5.1	6.6
Included in research and development expenses	2.6	2.3	2.2	2.7

	23.3	17.9	7.3	9.3

Equity settled share-based payment expense	23.3	17.8	7.2	9.2
Cash settled share-based payment expense*	—	0.1	0.1	0.1

	23.3	17.9	7.3	9.3

*	The total liability as at 31 December 2022 was £0.2m (31 December 2021: £0.2m) of which less than £0.1m (31 December 2021: less than £0.1m) relates to options which have vested.

Equity settled share option schemes
The Group operates a number of share schemes for certain employees of the Group as follows:

•	2005 and 2015 Share Option Scheme (ISO/Unapproved) (SOS)

•	Company Share Option Plan 2009 (CSOP);

•	Long Term Incentive Plan (LTIP);

•	Profitable Growth Incentive Plan (PGIP);

•	Annual bonus plan—deferred share award (DSA);

•	Share Incentive Plan (SIP);

•	Non-Executive Directors (NED) share award; and

•	Growth Plan (AGP).
Options or conditional share grants under each scheme have been aggregated.
The vesting period ranges from one to four years. Options which remain unexercised after a period of 10 years from the date of grant expire. Options are forfeited if the employee leaves the Group before they vest, save where the employee is deemed to be a ‘good leaver’ in which case options awarded are pro-rated to the leaving date.
Discretionary awards
Share option plans: SOS and CSOP

	Year ended 31 December 2022		Year ended 31 December 2021
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year / period	391,817	726.5	621,755	507.9
Forfeited	(8,445)	843.9	(57,329)	727.3
Exercised	(136,709)	697.6	(172,609)	753.5

Outstanding at end of year / period	246,663	738.5	391,817	726.5

Number of options exercisable at end of year / period	246,663	738.5	391,817	726.5

	Six months ended 31 December 2020		Year ended 30 June 2020
	Number	Weighted average exercise price pence	Number	Weighted average exercise price pence
Outstanding at beginning of year / period	701,272	559.7	947,948	640.1
Forfeited	(20,823)	1,500.1	(72,526)	1,259.1
Exercised	(58,694)	774.0	(174,150)	706.4

Outstanding at end of year / period	621,755	507.9	701,272	559.7

Number of options exercisable at end of year / period	519,442	703.1	519,442	661.7

Analyzed by range of exercise price:

	Grant year	Year ended 31 December 2022		Year ended 31 December 2021
		Number outstanding	Weighted average remaining contract life	Number outstanding	Weighted average remaining contract life
180.8p-464.0p	Prior to 2016	71,883	1.5 years	122,688	2.2 years
598.0p	2016	38,946	2.8 years	59,852	3.8 years
851.0p	2017	61,003	3.8 years	94,632	4.8 years
1,020.0p	2018	74,831	4.8 years	114,645	5.8 years

		246,663	3.3 years	391,817	4.2 years

	Grant year	Six months ended 31 December 2020		Year ended 30 June 2020
		Number outstanding	Weighted average remaining contract life	Number outstanding	Weighted average remaining contract life
180.8p-464.0p	Prior to 2016	184,725	2.9 years	197,901	3.4 years
598.0p	2016	99,780	4.8 years	111,033	5.3 years
851.0p	2017	137,463	5.8 years	161,372	6.3 years
1,020.0p	2018	199,787	6.8 years	230,966	7.3 years

		621,755	5.1 years	701,272	5.7 years

	Year ended 31 December 2022	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
Weighted average share price at date of exercise	1,322.6p	1,589.0p	1,396.4p	1,329.2p
There were no grants issued under the SOS in the year ended 31 December 2022, the year ended 31 December 2021, the six months ended 31 December 2020 or the years ended 30 June 2020. All shares granted under these schemes have fully vested.
Share award plans: LTIP and DSA

	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	1,005,345	1,271,179	1,085,162	988,127
Granted	460,018	142,314	462,460	470,834
Forfeited	(195,221)	(167,298)	(131,099)	(121,127)
Exercised	(257,815)	(240,850)	(145,344)	(252,672)

Outstanding at end of year / period	1,012,327	1,005,345	1,271,179	1,085,162

Number of options exercisable at end of year / period	95,245	63,759	65,380	72,760

	Year ended 31 December 2022	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
Weighted average fair value of awards granted	1,169.9p	1,380.1p	1,398.1p	1,208.3p
Weighted average share price at date of exercise	1,370.4p	1,642.1p	1,329.6p	1,185.2p
Weighted average remaining contractual life	3.2 years	4 years	4.3 years	3.3 years

Fair values of the awards with a performance condition based on non-market conditions, for example EPS, are calculated using the Black-Scholes model. The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2022
	LTIP 14-Sep-2022	LTIP 18-May 2022	LTIP 18-May 2022	DSA 2 5 -Mar 2022
Share price at grant (pence)	1,383.0	1,104.0	1,104.00	1,358.0
Expected volatility	33%	31%	32%	35%
Contractual life (years)	Less than 1 year	1 year	2 years	2 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Risk-free interest rate	2.66%	1.38%	1.47%	1.43%

	Year ended 31 December 2021
	LTIP 1 Dec 2021	LTIP 1 Dec 2021	DSA 26 Oct 2021
Share price at grant (pence)	1,699.0	1,699.0	1,337.0
Expected volatility	34%	33%	33%
Contractual life (years)	3.5 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	0.52%	0.43%	(0.06)%

	Six months ended 31 December 2020
	LTIP 7 Dec 2020	LTIP 7 Dec 2020	DSA 26 Oct 2020
Share price at grant (pence)	1,397.0	1,397.0	1,435.0
Expected volatility	36%	36%	35%
Contractual life (years)	3 years	2 years	3 years
Expected dividend yield	0.00%	0.00%	0.71%
Risk-free interest rate	(0.07)%	(0.07)%	(0.06)%

	Year ended 30 June 2020
	LTIP 14 Nov 2019	LTIP 9 Mar 2020	LTIP 9 Mar 2020	LTIP 9 Mar 2020	DSA 25 Oct 2019
Share price at grant (pence)	1,245.0	1,157.0	1,157.0	1,157.0	1,152.0
Expected volatility	30%	37%	35%	31%	30%
Contractual life (years)	3 years	1 year	2 years	3 years	3 years
Expected dividend yield	0.82%	0.88%	0.88%	0.88%	0.88%
Risk-free interest rate	0.47%	0.17%	0.11%	0.09%	0.44%

The volatility of the options is based on the average of standard deviations of historical daily continuous returns on Abcam plc shares, looking back over the same period as the expected life of the option. The dividend yield is based on Abcam plc’s actual dividend yield in the past. The risk-free rate is the yield on UK government gilts at each date of grant.
LTIP: All awards are subject to achievement of the performance conditions and can be exercised up to ten years after the grant date. Save as permitted in the LTIP rules, awards lapse on an employee leaving the Company.
DSA: For those employees entitled to participate in the annual bonus plan, a portion of the bonus is awarded in the form of shares for which there is a compulsory holding period of two years and a requirement for continued employment before these fully vest to the employees (deferred shares). The number of deferred shares granted is dependent on certain performance criteria, comprising a one-year profit target and achievement of strategic and personal objectives.
Share award plans: PGIP
In Summer 2021, the Company approved a new share scheme (Profitable Growth Incentive Plan) which aims to align the reward to shareholders and incentivize key management employees & the executive directors to deliver
the revenue growth ambition underpinned by ROCE. Upon vesting in April 2025, and subject to certain performance conditions being met, vested shares will be released as soon as practicable and will expire 30 days from the vesting date. Certain awards within the PGIP are subject to tranche vesting with 25% of vested shares released immediately; 25% after six months; 25% after 12 months; and 25% after 18 months.

	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number
Outstanding at beginning of year / period	4,873,002	—
Granted	1,116,996	4,875,141
Forfeited	(137,025)	(2,139)

Outstanding at end of year / period	5,852,973	4,873,002

Number of options exercisable at end of year / period	—	—

	Year ended 31 December 2022	Year ended 31 December 2021
Weighted average fair value of awards granted	1,382.0p	1,360.4p
Weighted average remaining contractual life	2.6 years	3.4 years

Fair values of the awards with a performance condition based on non-market conditions, for example EPS, are calculated using the Black-Scholes model. The inputs into the models for awards granted in the current and prior periods were as follows:

Year ended 31 December 2022
PGIP 14-Sep 2022
Share price at grant (pence)	1,383.0p
Expected volatility	34%
Contractual life (years)	3 years
Expected dividend yield	0.0%
Risk-free interest rate	3.0%

	Year ended 31 December 2021
	PGIP 14 July 2021	PGIP 14 Sep 2021
Share price at grant (pence)	1,341.0	1,508.0
Expected volatility	34%	35%
Contractual life (years)	4 years	4 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.24%	0.27%

The inputs to the Black-Scholes model, such as expected volatility, are based on the same calculation as those for other schemes. All awards are subject to achievement of the performance conditions and can be exercised over the following five years. Same as permitted in the LTIP rules, awards lapse on an employee leaving the Company.

All employee share schemes: AbShare, SIPs and Abcam Growth Plan
Abcam Growth Plan (AGP)
In Spring 2022, the Company launched a share scheme (Abcam Growth Plan) under which all employees globally, excluding those eligible for the PGIP, were eligible to receive shares. The scheme is split in to two components; an annual incentive and a strategic incentive. Participants can receive up to 10% of their salary annually under the annual incentive where annual customer focused and financial targets are met over the three year period of the scheme. The strategic incentive pays out at up to 30% of salary, where the Group’s growth targets are achieved by the end of the 2024 financial year.

Year ended 31 December 2022 Number
Outstanding at beginning of year / period	—
Granted	1,765,344
Forfeited	(223,127)
Exercised	—

Outstanding at end of year / period	1,542,217

Number of options exercisable at end of year / period	—

Year ended 31 December 2022
Weighted average fair value of awards granted	1,398.6p
Weighted average share price at date of exercise	—
Weighted average remaining contractual life	1.9 years

Fair values of the awards with a performance condition based on non-market conditions, for example EPS, are calculated using the Black-Scholes model. The inputs into the models for awards granted in the current and prior periods were as follows:

	Year ended 31 December 2022
	AGP 01 Jul 2022	AGP 01 Jul 2022	AGP 29 Mar 2022	AGP 29 Mar 2022
Share price at grant (pence)	1,202.0p	1,202.0p	1,406.0p	1,406.0p
Expected volatility	32%	34%	28%	35%
Contractual life (years)	1 year	3 years	1 year	3 years
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

Risk-free interest rate	1.6%	1.7%	1.2%	1.4%

As at 31 December 2022, it was not expected that the performance criteria for the annual awards issued under the AGP in 2022 would be met. Accordingly, a charge was not recognised in relation to these awards in the year ended 31 December 2022.

AbShare
In Autumn 2018, the Company launched a share scheme (AbShare) where all employees globally, excluding Executive Directors, are eligible to participate. Each employee who participates is required to contribute 5% of their salary spread across three years (therefore equating to 1.67% per annum). Upon vesting in November 2021, and subject to certain performance conditions being met, the funds contributed have been used as consideration for the issue of the predetermined number of shares to the employee with the Company issuing a further 10 shares for each share issued.

	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	2,001,505	1,723,183	1,564,167
Granted	110,633	345,510	348,425
Forfeited	(306,059)	(65,802)	(187,715)
Exercised	(1,806,079)	(1,386)	(1,694)

Outstanding at end of year / period	—	2,001,505	1,723,183

Number of options exercisable at end of year / period	—	—	—

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
Weighted average fair value of awards granted	1,280.2p	1,288.9p	1,137.8p
Weighted average remaining contractual life	—	0.9 years	1.4 years

Fair values of the awards are calculated using the Black-Scholes model.
The inputs into the models for awards granted in the current year were as follows:

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020

Share price at grant (pence)	1,345.0	1,397.0	1,244.6
Expected volatility	32%	39%	34%
Contractual life (years)	0.5 years	1 year	2 years
Expected dividend yield	0.00%	0.00%	0.82%
Risk-free interest rate	0.00%	(0.06)%	0.52%

The inputs to the Black-Scholes model, such as expected volatility, are based on the same calculation as those for other schemes.
SIP
Up until October 2018, all UK-based employees were eligible to participate in the SIP whereby employees could purchase shares in the Company. These shares are referred to as Partnership Shares and are held in trust on behalf of the employee. For every Partnership Share bought by the employee up to a limit of £1,800 per tax year the Company will give the employee one share (Matching Shares), provided the employee remains employed by the Company for a period of at least three years.
Employees must withdraw their shares from the plan upon leaving the Company and will not be entitled to the Matching Shares if they leave within three years of purchasing the Partnership Shares.
In addition to this, also up until October 2018, the Company also awarded shares to employees (Free Shares) with a value of up to £3,600 per tax year. There are no vesting conditions attached to the Free Shares, other than being continuously employed by the Company for three years from the date of grant.
The fair value of Matching Shares and Free Shares is determined as the market value of the shares at the date of grant. No valuation model is required to calculate the fair value of awards under the SIP. The fair value of an equity-based payment under the SIP is the face value of the award on the date of grant because the participants are entitled to receive the full value of the shares and there are no market-based performance conditions attached to the awards.

	Number of free shares
	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	232,390	273,852	302,023	351,187
Forfeited	—	(493)	(657)	(7,423)
Exercised	(60,877)	(40,969)	(27,514)	(41,741)

Outstanding at end of year / period	171,513	232,390	273,852	302,023

Number of options exercisable at end of year / period	171,513	232,390	273,852	215,268

	Number of matching shares
	Year ended 31 December 2022 Number	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number
Outstanding at beginning of year / period	59,890	71,381	77,534	88,539
Forfeited	—	(692)	(597)	(2,203)
Exercised	(16,223)	(10,799)	(5,556)	(8,802)

Outstanding at end of year / period	43,667	59,890	71,381	77,534

Number of options exercisable at end of year / period	43,667	59,890	71,381	72,009

Other awards: NED share award
A component of the Non-Executive Directors’ remuneration is delivered as a fixed number of fully paid ordinary shares in the first open period following the announcement of annual results of the financial year to which the award relates.